Submission	Dec. 23, 2024
Submission [Line Items]
Central Index Key	0000894081
Registrant Name	AIR TRANSPORT SERVICES GROUP, INC.
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES